Valuation and qualifying accounts (Tables)	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Summary of valuation and qualifying accounts

						$ million
		2023		2022		2021
	Trade and other receivables	Fixed asset investments	Trade and other receivables	Fixed asset investments	Trade and other receivables	Fixed asset investments
At 1 January	636	3,050	584	169	555	186
Charged to costs and expenses	866	176	143	17,471	136	3
Charged to other accounts[a]	1	(1)	(8)	(27)	(11)	—
Deductions	(79)	(42)	(83)	(41)	(96)	(20)
Reclassifications	—	—	—	(14,522)	—	—
At 31 December	1,424	3,183	636	3,050	584	169
[a]    Principally exchange adjustments.